COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	60 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments & contingencies [Line Items]
Newbuilding installment Commitments	$ 40.9
Britannia Steam Ship Insurance Association [Member]
Commitments & contingencies [Line Items]
Maximum Aggregate Liability in Respect to Possible Claims	0.4	1.7
Restricted cash	0.4	1.7
Special Purpose Entities [Member]
Commitments & contingencies [Line Items]
Number of vessels sold and leased back	4	4
Options on the lessor's side to extend the charters (upper range)	5 years
Total amount of potential payment under put options with respect to capital leases	$ 36.0	$ 36.0
Frontline 2012 Ltd [Member]
Commitments & contingencies [Line Items]
Number of newbuilding contracts under guarantee	5
Number of newbuilding contracts settled	4
Minimum [Member] | Special Purpose Entities [Member]
Commitments & contingencies [Line Items]
Sale Leaseback Transaction, Lease Term	8 years
Maximum [Member] | Special Purpose Entities [Member]
Commitments & contingencies [Line Items]
Sale Leaseback Transaction, Lease Term	12 years 6 months